November 26, 1997


Report to Fellow Shareholders:

     Nicholas Equity Income Fund had a total return of 15.50% for the six month period ended September 30, 1997. Net assets at September 30 were $25.6 million, and net asset value per share was $13.59. Returns for periods ended September 30, 1997 are shown below:

                                            Average Annual Total Return*
                                            ----------------------------
                                             One Year        Three Years
                                            --------        ------------
Nicholas Equity Income Fund
  (Distributions reinvested)..............   +22.13%            +15.70%
Standard & Poor's 500
  (Dividends reinvested)..................   +40.43%            +29.89%
Lehman Brothers Intermediate
  Corporate Bond Index....................   +13.86%            +12.97%


     The Equity Income Fund is pursuing its mission of producing a reasonable current income yield while providing the opportunity for long-term capital appreciation. As of September 30, 1997, the Funds' 30 day annualized SEC yield was 2.83%. The annualized composite dividend return of the Standard & Poors 500 as of September 30 was approximately 1.70%

     The portfolio consisted of 6.10% of assets in cash and equivalents, 10.20% in non-convertable bonds and 83.70% in stocks and convertible securities. We expect less volatility in the net asset value per share of this fund than with our growth funds.

     Thank you for your interest in Nicholas Equity Income Fund.


                                              Sincerely,


                                            /S/ Albert O. Nicholas
                                            ----------------------
                                             Albert O. Nicholas
                                             President

         *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund's average annual total return for the life of the Fund (November 23, 1993 through September 30, 1997) is +13.57%.




Financial Highlights
(For a share outstanding throughout each period)
---------------------------------------------------------------------

                                              Six Months             Year Ended March 31,
                                            Ended 9/30/97   -----------------------------------
                                             (unaudited)       1997     1996     1995    1994(1)
                                           ---------------     ----     ----     ----    ----
NET ASSET VALUE, BEGINNING OF PERIOD          $12.27         $12.35   $10.56   $10.04   $10.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .23            .48      .36      .30      .06
  Net gains or (losses) on securities
    (realized and unrealized)                   1.61            .44     1.77      .50     (.01)
                                              ------         ------   ------   ------   ------
       Total from investment operations         1.84            .92     2.13      .80      .05
                                              ------         ------   ------   ------   ------

  LESS DISTRIBUTIONS:
  Dividends (from net investment income)        (.25)          (.45)    (.34)    (.28)    (.01)
  Distributions (from capital gains)            (.27)          (.55)     --        --       --
                                              ------         ------   ------   ------   ------

            Total distributions                 (.52)         (1.00)    (.34)    (.28)    (.01)
                                              ------         ------   ------   ------   ------

NET ASSET VALUE, END OF PERIOD                $13.59         $12.27   $12.35   $10.56   $10.04
                                              ------         ------   ------   ------   ------
                                              ------         ------   ------   ------   ------


TOTAL RETURN                                  15.50%(2)        7.83%  20.61%    8.13%     .53%(2)


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)        $25.6         $20.8    $15.8     $11.8    $5.8
   Ratio of expenses to average net assets     0.90%(3,4)    0.90%(4) 1.38%(4)  1.73%    1.70%(3)
   Ratio of net investment income
     to average net assets                     3.72%(3,4)    4.12%(4) 3.26%     3.32%    2.53%(3)
   Portfolio turnover rate                    48.90%(3)    $23.05%    68.85%   10.98%       0%
   Average commission rate paid by the Fund
      on portfolio investment
      transactions (5)                        $0.0472      $0.0467    $0.0472   N/A       N/A


     (1) For the period from November 23, 1993 (date of initial public offering) through March 31, 1994.
     (2)  Not annualized.
     (3)  Annualized.
     (4) Net of reimbursement by adviser. Absent reinbursement of expenses, the ratio of expenses to average net assets for the six months ended September 30, 1997 and the fiscal years ended 1997 and 1996 would have been 1.10%, 1.18% and 1.40% respectively and the ratio of net investment income to average net assets would have been 3.52%, 3.84% and 3.24% respectively.
     (5) Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.

                The accompanying notes to financial statements are an integral part of these statements.




Top Ten Portfolio Holdings
September 30, 1997 (unaudited)
---------------------------------------------------------------------
                                                        Percentage of
                                                       Total Net Assets
                                                       ----------------
General Cable Corporation ..................................5.55%
Thermo Optek Corporation 5.00%, due October 15, 2000*.......5.37
RPM, Inc. ..................................................4.80
ThermoQuest Corporation 5.00%, due August 15, 2000*.........4.77
Tenet Healthcare Corporation 6.00%, due December 1, 2005*...4.71
General Motors Corporation - Class H .......................4.65
U.S. Bancorp ...............................................4.52
Household International, Inc. ..............................4.42
Wallace Computer Services, Inc. ............................4.32
American Home Products Corporation .........................4.28
                                                           ------
     Total of top ten holdings ............................47.39%
                                                           ======

      *Convertible Bond.



Schedule of Investments
September 30, 1997 (unaudited)
----------------------------------------------------------------------------
 Shares or                                                       Quoted
 Principal                                                       Market
  Amount                                                          Value
-----------                                                   -------------
                                                               (Note 1 (a))
COMMON STOCKS - 60.42%
                  Banks and Finance - 18.87%
  55,500          Bando McGlocklin Capital Corporation.....     $   520,313
  20,000          Edwards (A.G.), Inc. ....................       1,027,500
  23,600          Firstar Corporation......................         855,500
  10,000          Houshold International, Inc. ............       1,131,875
  13,238          InvestorsBancorp, Inc. *.................         138,999
  12,000          U.S. Bancorp.............................       1,158,000
                                                                -----------
                                                                  4,832,187
                                                                -----------
                  Business Services - 4.32%
  30,000          Wallace Computer Services, Inc...........       1,106,250
                                                                -----------
                  Consumer Products and Services - 3.25%
  10,000          Pitney Bowes Credit Corporation..........         831,875
                                                                -----------
                  Health Care - 4.28%
  15,000          American Home Products Corporation.......       1,095,000
                                                                -----------
                  Industrial Products and Services - 15.00%
  40,000          General Cable Corporation................       1,420,000
  18,000          General Motors Corporation - Class H.....       1,190,250
  60,000          RPM, Inc. ...............................       1,230,000
                                                                -----------
                                                                  3,840,250
                                                                -----------

                  Insurance - 2.72%
  10,000          Lincoln National Corporation.............         696,250
                                                                -----------
                  Real Estate - 9.05%
  20,000          Meditrust Corporation, Paired ctf. ......         830,000
  27,000          National Health Investors, Inc. .........       1,049,625
  16,500          Reckson Associates Realty Corp. .........         439 312
                                                                -----------
                                                                  2,318,937
                                                                -----------
                  Miscellaneous - 2.93%
  30,000          Landauer, Inc. ..........................         750,000
                                                                -----------
                    TOTAL COMMON STOCKS
                     (cost $11,929,739)....................      15,470,749
                                                                -----------
NON-CONVERTIBLE BONDS - 10.20%
                  Diversified Products and Services - 2.11%
$ 500,000         Fort Howard Corporation
                   9.00%, due February 1, 2006.............         540,999
                                                                -----------
                  Energy - 2.04%
  500,000         Maxus Energy Corporation
                   9.875%, due October 15, 2002............         522,500
                                                                -----------
                  Health Care - 4.09%
1,000,000         Beverly Enterprises, Inc.
                   9.00%, due February 15, 2006............      1,047,500
                                                                ----------
                  Industrial and Consumer Electronics - 1.96%
  500,000         Unisys Corporation
                   9.50%, due July 15, 1998................         501,250
                                                                -----------

                    TOTAL NON-CONVERTIBLE BONDS
                     (cost $2,509,624).....................       2,612,249
                                                                -----------
CONVERTIBLE BONDS - 23.28%
                  Consumer Products and Services - 4.77%
 1,000,000        ThermoQuest Corporation
                   5.00%, due August 15, 2000..............       1,222,500
                                                                -----------
                  Health Care - 8.92%
 1,195,000        Emeritus Corporation
                   6.25%, due January 1, 2006..............       1,076,994
 1,000,000        Tenet Healthcare Corporation
                   6.00%, due December 1, 2005.............       1,206,250
                                                                -----------
                                                                  2,283,244
                                                                -----------
                  Industrial Products and Services - 9.59%
 1,100,000        Richey Electronics, Inc.
                   7.00%, due March 1, 2006................       1,079,375
 1,100,000        Thermo Optek Corporation
                   5.00%, October 15, 2000.................       1,376,375
                                                                -----------
                                                                  2,455,750
                                                                -----------

                    TOTAL CONVERTIBLE BONDS
                     (cost $5,376,525).....................       5,961,494
                                                                -----------
SHORT-TERM INVESTMENTS -  5.77%
                  Commercial Paper - 4.68%
 750,000          Mosinee Paper Corporation
                   5.70%, due October 7, 1997..............         749,288
 450,000          Cox Enterprises, Inc.
                   5.70%, due October 9, 1997..............         449,430
                                                                -----------
                                                                  1,198,718
                                                                -----------
                  Variable Rate Demand Notes - 1.09%
  15,985          Johnson Controls, Incorporated
                   5.17%, due October 1, 1997..............          15,985
 247,758          Pitney Bowes Credit Corporation
                   5.14%, due October 1, 1997..............         247,758
  16,742          Wisconsin Electric Power Company
                   5.19%, due October 1, 1997..............          16,742
                                                                -----------
                                                                    280,485
                                                                -----------

                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $1,477,137).....................       1,479,203
                                                                -----------
                    TOTAL INVESTMENTS
                     (cost $21,293,025)....................      25,523,695
                                                                -----------
                  CASH AND RECEIVABLES
                    NET OF LIABITIES - 0.33%...............          83,685
                                                                -----------
                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above).....................     $25,607,380
                                                                -----------
                                                                -----------
*Nondividend paying security.







             The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
---------------------------------------------------------------------
ASSETS:
       Investments in securities at market value
                   (Cost $21,293,025) (Note 1 (a)).........        $25,523,695
       Dividends and interest receivable...................            149,294
                                                                   -----------
                   Total assets............................         25,672,989
                                                                   -----------

LIABILITIES:
       Payables --
             Management fee (Note 2).......................             37,794
             Other payables and accrued expenses...........             27,815
                                                                   -----------
                   Total liabilities.......................             65,609
                                                                   -----------
                   Total net assets........................        $25,607,380
                                                                  ------------
                                                                  ------------



NET ASSETS CONSIST OF:
       Fund shares issued and outstanding..................       $20,465,140
       Net unrealized appreciation on investments (Note 3).         4,228,604
       Accumulated undistributed net realized gains on investments    716,016
       Accumulated undistributed net investment income....       .    197,620
                                                                  -----------
                                                                  $25,607,380
                                                                  -----------
                                                                  -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
  ($25,607,380 / 1,884,386 shares outstanding)...........              $13.59
                                                                       ------
                                                                       ------

             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended September 30, 1997 (unaudited)
---------------------------------------------------------------------

INCOME:
       Dividends........................................           $  188,306
       Interest.........................................              344,301
                                                                   ----------
                                                                      532,607
                                                                   ----------

EXPENSES:
       Management fee (Note 2)..........................               80,923
       Legal fees.......................................               20,285
       Audit and tax consulting fee ....................               10,075
       Registration fees................................                6,898
       Transfer agent fees..............................                4,852
       Postage and mailing fees.........................                1,273
       Printing ........................................                  912
       Directors' fees .................................                  900
       Custodian fees ..................................                  591
       Other operating expenses.........................                  233
                                                                   ----------
             Total expenses before reimbursement........              126,942
             Reimbursement of expenses by adviser (Note 2)             22,898
                                                                   ----------
                                                                      104,044
                                                                   ----------
             Net investment income.....................               428,563
                                                                   ----------

NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)) ........               716,580

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              2,198,394
                                                                   ----------
             Net gain on investments...................             2,914,974
                                                                   ----------
                                                                   ----------
             Net increase in net assets resulting from operations  $3,343,537



             The accompanying notes to financial statements are
                     an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 1997 (unaudited) and the year ended March 31, 1997
---------------------------------------------------------------------

                                                                                Six Months
                                                                                Ended 9/30/97
                                                                               (unaudited)          1997
                                                                               --------------    ----------
OPERATIONS:                                                                    -----------       ----------
    Net investment income......................................................  $   428,563     $  752,119
    Net realized gains investments (Note 1 (b))................................      716,580        717,947
    Net increase (decrease) in unrealized appreciation on investments..........    2,198,394      (113,756)
                                                                                 -----------     ----------
         Net increase in net assets resulting from operations..................    3,343,537      1,356,310
                                                                                 -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
     ($0.2460 and $0.4527 per share, respectively).............................     (439,009)      (665,203)
    Distributions from net realized gains on investment transactions
     ($0.2750 and $0.5483 per share, respectively).............................     (475,367)      (760,192)
                                                                                 -----------     ----------
         Total distributions...................................................     (914,376)    (1,425,395)
                                                                                 -----------     ----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (205,828 and 463,715 shares, respectively).....    2,615,226      5,666,425
    Net asset value of shares issued in distributions
     from net investment income and net realized gains
     (70,694 and 114,109 shares, respectively).................................      867,988      1,376,641
    Cost of shares redeemed (89,038 and 161,928 shares, respectively)..........   (1,126,304)    (1,968,355)
                                                                                 -----------     ----------
         Increase in net assets derived from capital share transactions........    2,356,910      5,074,711
                                                                                 -----------     ----------
         Total increase in net assets..........................................    4,786,071      5,005,626
                                                                                 -----------     ----------
NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $208,066 and $121,150, respectively)....................   20,821,309     15,815,683
                                                                                 -----------     ----------
NET ASSETS, at the end of the period (including undistributed net investment
  income of $197,620 and $208,066 respectively)................................  $25,607,380    $20,821,309
                                                                                 -----------     ----------
                                                                                 -----------     ----------


         The accompanying notes to financial statements are an integral part of this statement.

Notes to Financial Statements
September 30, 1997 (unaudited)
---------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
        Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. To achieve its primary objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Market values of most debt securities are based on valuations provided by a pricing service which determines valuations for normal institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

        (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

        (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on approximately 1/17th of 1% (.70 of 1% on an annual basis) of the average net asset value up to and including $50 million, and 1/20th of 1% (.60 of 1% on an annual basis) of the average net asset value in excess of $50 million. The adviser has decided to absorb all expenses of the Fund in excess of 0.90% of net assets. The adviser reimbursed $22,898 to the Fund which represents the expenses in excess of 0.90% (annualized) of net assets for the six months ended September 30, 1997. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --


    Aggregate gross unrealized appreciation (depreciation) as of September 30, 1997, based on investment cost for Federal tax purposes is as follows:

        Aggregate gross unrealized appreciation on investments ... $4,500,511
        Aggregate gross unrealized depreciation on investments ...   (271,907)
                                                                   ----------
             Net unrealized appreciation ......................... $4,228,604
                                                                   ==========
(4) Investment Transactions --

    For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $7,743,366 and $5,002,054, respectively.

Historical Record (unaudited)
---------------------------------------------------------------------

                                                          Net Investment                      Dollar     Growth of
                                               Net            Income      Capital Gain       Weighted    An Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio(2)    Investment(3)
                                            -----------   -------------   -------------
November 23, 1993(1).......................    $10.00     $    --         $    --             --           $10,000
March 31, 1994.............................     10.04      0.0133              --           14.4 times      10,053
March 31, 1995.............................     10.56      0.2810              --           14.6            10,871
March 31, 1996.............................     12.35      0.3370              --           16.8            13,111
March 31, 1997.............................     12.27      0.4527          0.5483           15.9            14,138
September 30, 1997.........................     13.59      0.2460 (4)      0.2750 (4)       19.1            16,328

 (1) Date of Initial Public Offering.
 (2) Based on latest 12 months accomplished earnings.
 (3) Assuming reinvestment of all distributions.
 (4) Paid $0.1210 in net investment income and $0.2750 in capital gains on May 2, 1997 to shareholders of record on April 30, 1997. Paid $0.1250 in net investment income on July 30, 1997 to shareholders of record on July 24, 1997.


    Range in quarter end price/earnings ratios

        High 19.1            Low 13.9
    -------------------- ---------------------
    September 30, 1997    December 31, 1994


                        Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                          CANDACE L. LESAK
                           Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                           MARK J. GIESE
                      Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                    Custodian and Transfer Agent
                       FIRSTAR TRUST COMPANY
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                             Counsel
                    MICHAEL, BEST & FRIEDRICH
                       Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSON LLP
                      Milwaukee, Wisconsin


        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.